4. SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)
12 to 15

Property And Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (in years)
3 to 30